Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Preferred Stock - par value	$ 0.0001	$ 0.0001
Preferred stock - authorized	5,000,000	20,000,000
Preferred stock - issued
Preferred stock - outstanding
Common Stock - par value	$ 0.0001	$ 0.0001
Common Stock - authorized	80,000,000	80,000,000
Common Stock - issued	22,011,109	20,029,834
Common Stock - outstanding	22,011,109	20,029,834
Deferred purchase consideration [Member]
Debt Discount	$ 0	$ 7,761
Deferred purchase consideration, Related Party [Member]
Debt Discount	$ 0	$ 5,174